Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.07%
Aerospace & Defense–2.56%
Airbus SE (France)	212,643	$36,781,162
Howmet Aerospace, Inc.	243,039	30,763,877
Northrop Grumman Corp.	49,878	24,304,053
		91,849,092
Application Software–2.60%
Salesforce, Inc.	177,478	60,644,233
Tyler Technologies, Inc.(b)	53,889	32,421,778
		93,066,011
Asset Management & Custody Banks–1.25%
BlackRock, Inc.	41,720	44,869,860
Automobile Manufacturers–0.30%
Tesla, Inc.(b)	26,478	10,712,999
Broadline Retail–5.12%
Amazon.com, Inc.(b)	771,486	183,366,792
Building Products–0.71%
Johnson Controls International PLC	327,262	25,526,436
Cable & Satellite–0.58%
Comcast Corp., Class A	618,973	20,834,631
Communications Equipment–0.77%
Motorola Solutions, Inc.	58,595	27,495,704
Construction Materials–1.01%
CRH PLC	365,994	36,244,386
Consumer Finance–2.67%
American Express Co.	165,331	52,484,326
Discover Financial Services	215,562	43,347,363
		95,831,689
Consumer Staples Merchandise Retail–1.77%
Walmart, Inc.	646,734	63,483,409
Data Center REITs–0.67%
Digital Realty Trust, Inc.	146,488	24,003,524
Distillers & Vintners–0.54%
Constellation Brands, Inc., Class A	108,105	19,545,384
Diversified Banks–4.97%
JPMorgan Chase & Co.	389,530	104,121,369
U.S. Bancorp	805,979	38,509,676
Wells Fargo & Co.	448,701	35,357,639
		177,988,684
Diversified Financial Services–0.24%
Equitable Holdings, Inc.	160,663	8,743,280
Electric Utilities–1.60%
Constellation Energy Corp.	76,639	22,990,167
PPL Corp.	1,017,424	34,185,447
		57,175,614
Shares		Value
Electrical Components & Equipment–2.89%
Emerson Electric Co.	366,341	$47,606,013
Hubbell, Inc.	71,629	30,299,783
Rockwell Automation, Inc.	92,432	25,735,842
		103,641,638
Fertilizers & Agricultural Chemicals–0.56%
Mosaic Co. (The)	717,207	20,002,903
Health Care Distributors–1.04%
McKesson Corp.	62,429	37,129,648
Health Care Equipment–2.39%
Boston Scientific Corp.(b)	544,935	55,779,547
Zimmer Biomet Holdings, Inc.	274,479	30,049,961
		85,829,508
Health Care Facilities–0.78%
Tenet Healthcare Corp.(b)	197,630	27,844,091
Health Care Supplies–0.75%
Cooper Cos., Inc. (The)(b)	277,552	26,797,646
Home Improvement Retail–1.19%
Lowe’s Cos., Inc.	163,958	42,635,638
Hotels, Resorts & Cruise Lines–2.07%
Marriott International, Inc., Class A	132,002	38,358,461
Royal Caribbean Cruises Ltd.(c)	133,881	35,692,675
		74,051,136
Household Products–1.84%
Procter & Gamble Co. (The)	397,013	65,900,188
Human Resource & Employment Services–0.94%
Paylocity Holding Corp.(b)	163,122	33,524,833
Industrial REITs–1.22%
Prologis, Inc.	366,997	43,764,392
Insurance Brokers–1.06%
Arthur J. Gallagher & Co.	125,949	38,013,927
Integrated Oil & Gas–1.49%
Chevron Corp.	357,845	53,386,896
Interactive Media & Services–6.61%
Alphabet, Inc., Class A	476,210	97,156,364
Meta Platforms, Inc., Class A	202,663	139,671,287
		236,827,651
Internet Services & Infrastructure–0.64%
MongoDB, Inc.(b)	83,963	22,948,767
Investment Banking & Brokerage–3.22%
Charles Schwab Corp. (The)	650,635	53,820,527
Morgan Stanley	221,016	30,595,245
Raymond James Financial, Inc.	183,056	30,841,275
		115,257,047
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
IT Consulting & Other Services–1.29%
Accenture PLC, Class A (Ireland)	120,060	$46,217,097
Life Sciences Tools & Services–0.88%
Lonza Group AG (Switzerland)	49,893	31,636,758
Managed Health Care–2.03%
UnitedHealth Group, Inc.	133,869	72,622,594
Multi-line Insurance–1.06%
American International Group, Inc.	514,243	37,879,139
Multi-Utilities–0.75%
Ameren Corp.	286,795	27,016,089
Oil & Gas Exploration & Production–1.43%
ConocoPhillips	519,954	51,387,054
Oil & Gas Storage & Transportation–0.80%
Cheniere Energy, Inc.	127,930	28,611,544
Passenger Ground Transportation–0.78%
Uber Technologies, Inc.(b)	420,121	28,085,089
Personal Care Products–1.49%
BellRing Brands, Inc.(b)	371,075	28,702,651
Estee Lauder Cos., Inc. (The), Class A(c)	297,268	24,801,069
		53,503,720
Pharmaceuticals–2.97%
Eli Lilly and Co.	86,221	69,932,129
Sanofi S.A., ADR	670,494	36,434,644
		106,366,773
Property & Casualty Insurance–0.71%
Hartford Financial Services Group, Inc. (The)	229,807	25,634,971
Restaurants–1.28%
McDonald’s Corp.	159,073	45,924,375
Semiconductor Materials & Equipment–0.67%
Applied Materials, Inc.	132,623	23,918,558
Semiconductors–9.09%
Broadcom, Inc.	334,088	73,923,652
NVIDIA Corp.	1,731,953	207,955,597
Texas Instruments, Inc.	238,571	44,042,592
		325,921,841
Shares		Value
Specialty Chemicals–0.47%
PPG Industries, Inc.	145,809	$16,823,442
Systems Software–7.77%
Microsoft Corp.	588,433	244,235,001
ServiceNow, Inc.(b)	33,588	34,205,347
		278,440,348
Technology Hardware, Storage & Peripherals–5.82%
Apple, Inc.	883,254	208,447,944
Tobacco–1.19%
Philip Morris International, Inc.	326,751	42,542,980
Transaction & Payment Processing Services–1.54%
Fiserv, Inc.(b)	255,882	55,280,747
Total Common Stocks & Other Equity Interests (Cost $2,173,227,507)		3,514,554,467
Money Market Funds–1.88%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	23,590,218	23,590,218
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	43,831,239	43,831,239
Total Money Market Funds (Cost $67,421,457)		67,421,457
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,240,648,964)		3,581,975,924
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.40%
Invesco Private Government Fund, 4.35%(d)(e)(f)	2,252,892	2,252,892
Invesco Private Prime Fund, 4.48%(d)(e)(f)	12,011,235	12,014,839
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,267,731)		14,267,731
TOTAL INVESTMENTS IN SECURITIES–100.35% (Cost $2,254,916,695)		3,596,243,655
OTHER ASSETS LESS LIABILITIES—(0.35)%		(12,615,254)
NET ASSETS–100.00%		$3,583,628,401
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,487,906	$79,527,576	$(64,425,264)	$-	$-	$23,590,218	$157,406
Invesco Treasury Portfolio, Institutional Class	15,784,088	147,694,069	(119,646,918)	-	-	43,831,239	290,063
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,753,944	77,127,458	(80,628,510)	-	-	2,252,892	41,876*
Invesco Private Prime Fund	5,756,647	175,097,607	(168,839,415)	-	-	12,014,839	119,493*
Total	$35,782,585	$479,446,710	$(433,540,107)	$-	$-	$81,689,188	$608,838

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,446,136,547	$68,417,920	$—	$3,514,554,467
Money Market Funds	67,421,457	14,267,731	—	81,689,188
Total Investments	$3,513,558,004	$82,685,651	$—	$3,596,243,655
Invesco Charter Fund